Schedule of Rental Equipment (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Rental Equipment
Rental equipment	$ 130,000	$ 130,000
Accumulated depreciation	(83,000)	(26,000)	0
Net book value		104,000
Net book value	$ 47,000	$ 104,000